UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Tax Exempt Bond Fund, Inc.
Statement of Investments
February 28, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--98.4%	Amount ($)	Value ($)

New York--96.6%

Albany Industrial Development Agency, LR
(New York Assembly Building Project) 7.75%, 1/1/2010	615,000	673,726

Battery Park City Authority, Revenue:
5.25%, 11/1/2018	10,000,000	10,925,600
5.25%, 11/1/2019	12,000,000	13,110,720

Erie County Industrial Development Agency, Life Care Community
Revenue (Episcopal Church Home) 6%, 2/1/2028	1,500,000	1,553,865

Erie County Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed 5%, 6/1/2038	10,000,000	9,818,500

Huntington Housing Authority, Senior Housing Facility
Revenue (Gurwin Jewish Senior Residences)
6%, 5/1/2039	5,750,000	5,818,885

Islip Union Free School District Number 2:
5%, 7/1/2017 (Insured; FGIC)	2,160,000	2,342,650
5%, 7/1/2018 (Insured; FGIC)	2,215,000	2,397,804

Long Island Power Authority, Electric System Revenue:
5.25%, 12/1/2014 (Insured; FSA)	16,000,000	17,812,000
5.375%, 5/1/2033	8,000,000	8,530,320

Metropolitan Transportation Authority, Revenue:
Commuter Facilities 6%, 7/1/2008
(Insured; FGIC)	9,000,000 a	9,527,130
Dedicated Tax Fund
5.25%, 11/15/2025 (Insured; FSA)	11,000,000	11,824,670
Service Contract 5.50%, 7/1/2024 (Insured; MBIA)	10,000,000	10,937,700

Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Asset
Backed 6.625%, 6/1/2010	500,000 a	566,405

Municipal Assistance Corporation for the City of New York,
Revenue 6.25%, 7/1/2007	14,455,000 a	15,275,177

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	12,750,000	13,227,742

New York City:
5.875%, 8/1/2006 (Insured; MBIA)	9,525,000 a	9,769,030
5.75%, 2/1/2007 (Insured; AMBAC)	3,505,000	3,564,550
7.25%, 8/15/2007	210,000 a	221,539
7.25%, 8/15/2007	1,290,000	1,357,635
5.80%, 8/1/2011	190,000	190,353
5.25%, 8/1/2015	10,170,000	11,099,436
5.75%, 8/1/2016 (Insured; AMBAC)	5,000,000	5,598,500
5.25%, 5/15/2018 (Insured; MBIA)	15,000,000	16,482,600
5%, 11/1/2018	14,555,000	15,496,854
5%, 11/1/2019	10,000,000	10,624,600
5%, 12/1/2020	16,000,000	16,959,040
5.50%, 6/1/2023	1,000,000	1,087,380
5.875%, 8/1/2024 (Insured; MBIA)	4,175,000	4,281,212
5.25%, 8/15/2025	7,475,000	8,026,356
5.25%, 8/15/2026	8,750,000	9,395,400

New York City Industrial Development Agency:
Civic Facility Revenue
(United Jewish Appeals Federation Project) 5%, 7/1/2027	1,000,000	1,053,230
Special Facility Revenue:
(American Airlines, Inc. John F. Kennedy International
Airport Project) 8%, 8/1/2028	15,000,000	16,496,700

New York City Municipal Water Finance Authority, Water
and Sewer Systems Revenue:
5.75%, 6/15/2007 (Insured; MBIA)	13,000,000 a	13,517,140
5.625%, 6/15/2019 (Insured; MBIA)	9,340,000	9,495,791
5.50%, 6/15/2010	12,890,000 a	14,045,975

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
5.75%, 8/15/2009	5,000,000 a	5,420,200
6%, 8/15/2009 (Insured; FGIC)	5,000,000 a	5,460,700
6%, 8/15/2009	1,000,000 a	1,092,140
5%, 11/1/2012	25,120,000	27,103,978
Zero Coupon, 11/1/2029	9,000,000	7,299,450

New York Convention Center Development Corp., Revenue
(Hotel Unit Fee Secured)
5%, 11/15/2030 (Insured; AMBAC)	10,580,000	11,218,397

New York Counties Tobacco Trust, Tobacco Settlement Pass
Through:
6.50%, 6/1/2010	675,000 a	759,902
6.50%, 6/1/2035	325,000	346,414

New York State
5.50%, 7/15/2006	10,165,000 a	10,350,308

New York State Dormitory Authority, Revenues:
8.996%, 5/15/2011	9,950,000 b,c	11,969,253
(City University Systems):
5.50%, 7/1/2006 (Insured; AMBAC)	16,315,000 a	16,759,910
5.50%, 7/1/2009 (Insured; FSA)	10,000,000 a	10,738,700
5.50%, 7/1/2016 (Insured; AMBAC)	6,685,000	6,864,292
5.625%, 7/1/2016 (Insured; FGIC)	9,120,000	10,335,696
(Columbia University):
5%, 7/1/2019	16,530,000	18,101,342
5%, 7/1/2023	10,255,000	11,120,625
Health, Hospital and Nursing Home:
Department of Health:
5%, 7/1/2010	7,465,000	7,858,256
5%, 7/1/2011	8,200,000	8,693,640
(Memorial Sloan Kettering Cancer Center)
5.75%, 7/1/2020 (Insured; MBIA)	3,000,000	3,559,530
(Menorah Campus)
6.10%, 2/1/2037 (Insured; FHA)	8,300,000	8,644,533
Mental Health Services Facilities Improvement:
5%, 8/15/2014 (Insured; FGIC)	9,215,000	9,993,575
5%, 8/15/2019 (Insured; FGIC)	11,130,000	11,948,278
5%, 2/15/2021 (Insured; FGIC)	5,000,000	5,348,200
(Miriam Osborne Memorial Home)
6.875%, 7/1/2025 (Insured; ACA)	6,105,000	6,862,753
(Mount Sinai NYU Health Obligated Group):
6.50%, 7/1/2025	1,000,000	1,080,290
5.50%, 7/1/2026	3,000,000	3,051,420
5.50%, 7/1/2026	3,000,000	3,051,420
(North Shore University Hospital at Forest Hills)
5.50%, 11/1/2013 (Insured; MBIA)	2,625,000	2,922,281
(Winthrop University Hospital Association)
5.50%, 7/1/2032	1,000,000	1,046,280
(New York University)
5.75%, 7/1/2027 (Insured; MBIA)	25,625,000	30,920,406
(Rockefeller University) 5%, 7/1/2032	21,505,000	22,507,778
(School District Financing Program)
5.375%, 10/1/2022 (Insured; MBIA)	35,000,000	38,090,500
State Personal Income Tax:
5%, 3/15/2013	8,150,000 a	8,838,105
5.05%, 3/15/2013	500,000 a	543,760
5.375%, 3/15/2013	7,370,000 a	8,162,717
(State University Educational Facilities):
5.75%, 5/15/2010 (Insured; FSA)	2,000,000 a	2,196,180
5.875%, 5/15/2011	100,000	110,221
7.50%, 5/15/2011	2,105,000	2,355,874
7.50%, 5/15/2011	1,180,000 a	1,340,433
5.50%, 7/1/2011 (Insured; FGIC)	10,000,000 a	10,963,700
5.50%, 5/15/2013 (Insured; MBIA)	100,000	111,253
5.50%, 5/15/2013 (Insured; FGIC)	10,035,000	11,130,722
8.361%, 5/15/2013 (Insured; MBIA)	6,450,000 b,c	7,901,572
5.75%, 5/15/2016 (Insured; FSA)	4,000,000	4,641,680
Third General Resolution
5.25%, 11/15/2012 (Insured; MBIA)	10,000,000	10,940,200

New York State Energy Research and Development
Authority, PCR (Central Hudson Gas)
5.45%, 8/1/2027 (Insured; AMBAC)	9,000,000	9,590,400

New York State Environmental Facilities Corp.,
State Clean Water and Drinking Revolving Funds Revenue
(New York City Municipal Water Finance
Authority Project)
5.25%, 6/15/2020	13,745,000	14,923,221

New York State Housing Finance Agency, Revenue:
Health Facilities 6%, 5/1/2008	10,000	10,188
Multi-Family Housing Secured Mortgage
9.246%, 5/1/2008 (Guaranteed; SONYMA)	4,995,000 b,c	5,182,912

New York State Medical Care Facilities Finance Agency,
Hospital and Nursing Home Insured Mortgage Revenue
6.125%, 2/15/2007 (Insured; FHA)	1,630,000 a	1,664,556

New York State Mortgage Agency, Homeowner Mortgage,
Revenue:
5.40%, 10/1/2010	160,000	165,598
8.13%, 10/1/2010	1,380,000 b,c	1,476,572
5.55%, 10/1/2012	190,000	196,507
8.43%, 10/1/2012	2,405,000 b,c	2,569,743
5.80%, 10/1/2028	8,605,000	8,837,507
5.85%, 10/1/2028	6,270,000	6,479,794
5.40%, 4/1/2029	9,830,000	10,042,623
5.875%, 4/1/2030	4,740,000	4,901,255

New York State Municipal Bond Bank Agency,
Special School Purpose Revenue 5.50%, 6/1/2012	3,500,000	3,833,935

New York State Power Authority, Revenue and General Purpose:
5%, 11/15/2015 (Insured; MBIA)	4,475,000	4,814,787
5%, 11/15/2017 (Insured; FGIC)	6,765,000	7,353,555
5%, 11/15/2019	18,210,000	19,511,105
5%, 11/15/2020 (Insured; FGIC)	2,500,000	2,700,500
5%, 11/15/2021	11,000,000	11,666,050

New York State Thruway Authority:
General Revenue:
5%, 1/1/2023 (Insured; AMBAC)	13,000,000	13,874,640
5%, 1/1/2026 (Insured; AMBAC)	10,000,000	10,611,800
Second General Highway Bridge and Trust Fund
5%, 4/1/2021 (Insured; AMBAC)	30,000,000	32,332,200
Service Contract Revenue
( Local Highway and Bridge):
5.25%, 4/1/2007	1,450,000 a	1,507,449
6%, 4/1/2007	3,800,000 a	3,980,842
6%, 4/1/2007	2,800,000 a	2,933,252
5.25%, 4/1/2010	7,950,000	8,249,238
6%, 4/1/2011	2,200,000	2,300,078
6%, 4/1/2012	2,395,000	2,503,949

New York State Urban Development Corp.:
Correctional Capital Facilities
5.25%, 1/1/2011 (Insured; FSA)	8,660,000 a	9,335,134
Local or Guaranteed Housing
5.50%, 7/1/2016 (Insured; FHA)	10,000,000	10,266,800
State Facilities 5.70%, 4/1/2020 (Insured; MBIA)	20,000,000	23,117,000
State Personal Income Tax Revenue
(Economic Development and Housing):
5%, 12/15/2022 (Insured; AMBAC)	8,520,000	9,165,134
5%, 12/15/2023 (Insured; AMBAC)	8,175,000	8,773,492

Niagara County Industrial Development Agency, SWDR
5.55%, 11/15/2015	2,500,000	2,619,475

Niagara Falls City School District, COP,
High School Facility:
5%, 6/15/2025 (Insured; FSA)	3,365,000	3,555,627
5%, 6/15/2028 (Insured; FSA)	4,155,000	4,367,570

Niagara Falls Public Water Authority, Water and Sewer
System Revenue 5%, 7/15/2028 (Insured; XLCA)	1,000,000	1,056,290

Onondaga County Industrial Development Agency, IDR
(Weyerhaeuser Project) 9%, 10/1/2007	1,200,000	1,300,464

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.70%, 1/1/2028	4,600,000	4,680,316

Port Authority of New York and New Jersey:
(Consolidated Bond 93rd Series)		.
6.125%, 6/1/2094	15,000,000	18,233,550
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000	15,518,997
(Consolidated Bond 132nd Series)
5%, 9/1/2033	11,300,000	11,851,666
Special Obligation Revenue
(JFK International Air Terminal-6):
6.25%, 12/1/2013 (Insured; MBIA)	6,000,000	6,764,460
6.25%, 12/1/2014 (Insured; MBIA)	10,000,000	11,415,300

Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue:
5.25%, 10/15/2018 (Insured; MBIA)	15,000,000	16,549,800
5%, 10/15/2025 (Insured; MBIA)	7,500,000	7,983,300
5%, 10/15/2026 (Insured; MBIA)	34,250,000	36,457,070

Suffolk County Industrial Development Agency,
Solid Waste Disposal Facilities Revenue
(Ogden Martin Systems):
5.75%, 10/1/2006 (Insured; AMBAC)	25,000	25,344
7.97%, 10/1/2006 (Insured; AMBAC)	4,925,000 b,c	5,060,536

Tobacco Settlement Financing Corp of New York,
Asset-Backed Revenue (State Contingency
Contract Secured) 5.50%, 6/1/2018	10,000,000	10,889,000

Tompkins County Industrial Development Agency, Civic
Facility Revenue (Ithacare Center Project)
6.20%, 2/1/2037 (Insured; FHA)	6,000,000	6,254,760

Triborough Bridge and Tunnel Authority,
General Purpose Revenues:
5.50%, 1/1/2012	18,635,000 a	20,541,174
5.375%, 1/1/2016	7,500,000 a	8,471,850
5.25% 11/15/2019	11,065,000	12,031,860
5.50%, 1/1/2022	10,540,000 a	12,317,571
5.125%, 11/15/2029	15,500,000	16,548,885

TSASC, Inc. of New York, Tobacco Settlement
Asset-Backed Bonds:
5.75%, 7/15/2012	19,910,000 a	22,249,425
5.125%, 6/1/2042	16,230,000	16,122,720

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project):
6%, 6/1/2028	1,800,000	1,683,648
6.125%, 6/1/2038	1,000,000	929,870

U.S. Related--1.8%

Commonwealth of Puerto Rico, Public Improvement:
6%, 7/1/2007	5,000,000 a	5,246,950
5.50%, 7/1/2010 (Insured; FSA)	500,000	541,290
8.376%, 7/1/2010 (Insured; FSA)	4,800,000 b,c	5,592,768
6%, 7/1/2015 (Insured; MBIA)	3,000,000	3,518,610

Puerto Rico Highway and Transportation Authority,
Transportation Revenue 6.649%, 7/1/2038 (Insured; MBIA)	1,000,000 b,c	1,071,050

Puerto Rico Infrastructure Financing Authority,
Special Obligation 5.50%, 10/1/2040	5,000,000	5,420,050

Virgin Islands Public Finance Authority, Revenue
6.375%, 10/1/2019	1,000,000	1,111,460

Total Long-Term Municipal Investments
(cost $1,190,160,541)		1,245,717,601

Short-Term Municipal Investments--1.3%

New York;

New York City, GO
2.93% (LOC; KBC Bank)		2,500,000 d	2,500,000

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
2.93% (Liquidity Facility; The Bank of New York)		2,100,000 d	2,100,000

New York City Transitional Finance Authority:
(Future Tax Secured)
	2.94% (Liquidity Facility; Citibank NA)	7,000,000 d	7,000,000
(New York City Recovery)
	2.94% (Liquidity Facility; JPMorgan Chase Bank)	1,000,000 d	1,000,000

New York State Dormitory Authority, Revenue
(Oxford University Press Inc.)
2.96% (LOC; Landesbank Hessen-Thuringen
Girozentrale)		3,400,000 d	3,400,000

Total Short-Term Municipal Investments
(cost $16,000,000)			16,000,000

Total Investments (cost $1,206,160,541)		99.7%	1,261,717,601

Cash and Receivables (Net)		.3%	3,807,868

Net Assets		100.0%	1,265,525,469

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $40,824,406 or 3.2% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	April 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)